Prepayments And Other Current Assets - Summary of Prepayments And Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 16, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 16, 2021 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets [Line Items]
Principal amount of loan to an employee	¥ 3,500					$ 549
Annual interest rate	3.08%
Allowance for credit losses on other current assets		¥ 95		¥ 56
Additions on provison for other current assets				¥ 18	¥ 0
Reversal Of Provision		76	$ 12
Accounting Standards Update [Member]
Deferred Costs Capitalized Prepaid And Other Assets [Line Items]
Cumulative effect of adopting accounting standard update on the opening balnace of other current assets		¥ 115	$ 18